Deferred revenues (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current deferred revenues
On prepaid calling cards - Fixed and Mobile Services	$ 292	$ 261
On construction projects	48
On connection fees - fixed services	36	35
On capacity rental	32	41
On mobile customer loyalty programs	95	87
From CONATEL - mobile services Nucleo (Note 18.d)	5	4
Other	7	15
Total current deferred revenues	515	443
Non-current deferred revenues
On capacity rental - Fixed Services	195	252
On connection fees - Fixed services	82	87
On mobile customer loyalty programs	148	106
Total non-current deferred revenues	425	445
Total deferred revenues	$ 940	$ 888